U.S. Government Securities Fund®
Investment portfolio
May 31, 2019
unaudited
Bonds, notes & other debt instruments 93.63% U.S. Treasury bonds & notes 65.13% U.S. Treasury 60.01%	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2020	$ 52,600	$ 52,131
U.S. Treasury 1.375% 2020	26,548	26,302
U.S. Treasury 1.75% 2020	56,150	55,920
U.S. Treasury 2.00% 2020	32,000	31,990
U.S. Treasury 2.25% 2020	70,000	69,978
U.S. Treasury 2.375% 2020	19,100	19,118
U.S. Treasury 2.50% 2020	117,000	117,877
U.S. Treasury 2.75% 2020	32,500	32,783
U.S. Treasury 2.875% 2020	10,000	10,114
U.S. Treasury 8.75% 2020	5,255	5,668
U.S. Treasury 1.125% 2021	— [1]	— [1]
U.S. Treasury 1.75% 2021	195,621	194,891
U.S. Treasury 2.00% 2021	145,000	145,447
U.S. Treasury 2.00% 2021	31,550	31,608
U.S. Treasury 2.25% 2021	169,300	170,475
U.S. Treasury 2.25% 2021	40,000	40,228
U.S. Treasury 2.25% 2021	10,000	10,050
U.S. Treasury 2.50% 2021	71,000	71,577
U.S. Treasury 2.75% 2021	3,000	3,057
U.S. Treasury 2.875% 2021	31,600	32,302
U.S. Treasury 8.00% 2021	3,400	3,892
U.S. Treasury 1.625% 2022	121,000	119,984
U.S. Treasury 1.625% 2022	680	674
U.S. Treasury 1.75% 2022	371,500	369,962
U.S. Treasury 1.75% 2022	132,600	132,089
U.S. Treasury 1.75% 2022	47,000	46,812
U.S. Treasury 1.75% 2022	38,000	37,859
U.S. Treasury 1.75% 2022	25,000	24,901
U.S. Treasury 1.875% 2022	173,330	173,247
U.S. Treasury 1.875% 2022	152,000	151,944
U.S. Treasury 1.875% 2022	129,030	128,945
U.S. Treasury 1.875% 2022	89,000	88,942
U.S. Treasury 1.875% 2022	69,000	68,984
U.S. Treasury 1.875% 2022	38,000	38,002
U.S. Treasury 2.00% 2022	443,000	444,457
U.S. Treasury 2.00% 2022	95,280	95,594
U.S. Treasury 2.125% 2022[2]	849,127	855,785
U.S. Treasury 1.25% 2023	25,200	24,532
U.S. Treasury 1.375% 2023	12,000	11,726
U.S. Treasury 1.375% 2023	11,000	10,768
U.S. Treasury 1.50% 2023	57,820	56,978
U.S. Treasury 1.50% 2023	48,000	47,282
U.S. Treasury 1.625% 2023	238,330	235,701
U.S. Treasury 1.625% 2023	68,000	67,273
U.S. Treasury 1.75% 2023	48,000	47,703
U.S. Treasury 2.125% 2023	157,874	159,230
U.S. Government Securities Fund — Page 1 of 13

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.375% 2023	$ 68,000	$ 69,126
U.S. Treasury 2.50% 2023	102,940	105,202
U.S. Treasury 2.50% 2023	81,720	83,643
U.S. Treasury 2.625% 2023	183,950	188,701
U.S. Treasury 2.625% 2023	167,600	172,695
U.S. Treasury 2.625% 2023	80,088	82,322
U.S. Treasury 2.75% 2023	147,900	153,059
U.S. Treasury 2.75% 2023	73,200	75,628
U.S. Treasury 2.75% 2023	64,293	66,354
U.S. Treasury 2.75% 2023	14,458	14,915
U.S. Treasury 2.875% 2023	277,300	288,378
U.S. Treasury 2.875% 2023	92,300	96,090
U.S. Treasury 2.875% 2023	13,000	13,512
U.S. Treasury 2.00% 2024	83,700	84,030
U.S. Treasury 2.125% 2024	315,650	318,384
U.S. Treasury 2.125% 2024	251,938	254,157
U.S. Treasury 2.25% 2024	350,255	355,509
U.S. Treasury 2.25% 2024	106,700	108,198
U.S. Treasury 2.25% 2024	57,250	58,112
U.S. Treasury 2.375% 2024	103,000	105,127
U.S. Treasury 2.50% 2024	96,000	98,550
U.S. Treasury 2.75% 2024	87,700	90,933
U.S. Treasury 2.125% 2025	6,500	6,550
U.S. Treasury 2.25% 2025	11,000	11,159
U.S. Treasury 2.75% 2025	5,000	5,211
U.S. Treasury 2.875% 2025	55,500	58,285
U.S. Treasury 2.875% 2025[2]	51,740	54,376
U.S. Treasury 2.875% 2025	20,000	20,996
U.S. Treasury 2.25% 2026	5,200	5,276
U.S. Treasury 2.625% 2026	73,800	76,590
U.S. Treasury 2.375% 2027	36,000	36,798
U.S. Treasury 2.875% 2028	22,966	24,403
U.S. Treasury 2.375% 2029	41,000	41,884
U.S. Treasury 2.625% 2029	420,200	438,122
U.S. Treasury 6.25% 2030	5,250	7,338
U.S. Treasury 2.875% 2045	4,750	5,036
U.S. Treasury 3.00% 2045	7,300	7,925
U.S. Treasury 2.75% 2047[2]	8,228	8,514
U.S. Treasury 2.75% 2047	7,250	7,502
U.S. Treasury 3.00% 2048	11,651	12,662
U.S. Treasury 3.125% 2048	6,200	6,894
U.S. Treasury 3.375% 2048[2]	4,750	5,543
U.S. Treasury 3.00% 2049[2]	133,147	144,977
		8,433,448
U.S. Treasury inflation-protected securities 5.12%
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	72,204	71,767
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	148,877	150,407
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	20,051	20,213
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	26,891	26,787
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	26,793	26,954
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	8,052	8,080
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	3,192	4,137
U.S. Treasury Inflation-Protected Security 0.75% 2042[2,3]	193,901	196,115
U.S. Government Securities Fund — Page 2 of 13

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	$ 23,767	$ 23,247
U.S. Treasury Inflation-Protected Security 1.00% 2046[2,3]	35,183	37,331
U.S. Treasury Inflation-Protected Security 0.875% 2047[2,3]	78,965	81,523
U.S. Treasury Inflation-Protected Security 1.00% 2048[2,3]	24,289	20,833
U.S. Treasury Inflation-Protected Security 1.00% 2049[2,3]	48,607	52,065
		719,459
Total U.S. Treasury bonds & notes		9,152,907
Mortgage-backed obligations 26.80% Federal agency mortgage-backed obligations 26.80%
Fannie Mae 3.00% 2034[4,5]	55,313	56,125
Fannie Mae 6.50% 2037[4]	99	113
Fannie Mae 6.50% 2037[4]	88	100
Fannie Mae 6.50% 2037[4]	31	35
Fannie Mae 7.00% 2037[4]	173	191
Fannie Mae 7.00% 2037[4]	29	33
Fannie Mae 7.50% 2037[4]	27	31
Fannie Mae 6.00% 2038[4]	38	39
Fannie Mae 7.00% 2038[4]	220	249
Fannie Mae 3.50% 2057[4]	19,523	20,017
Fannie Mae Pool #984258 5.50% 2023[4]	273	284
Fannie Mae Pool #255577 4.50% 2024[4]	16	17
Fannie Mae Pool #255466 6.00% 2024[4]	250	271
Fannie Mae Pool #458148 10.318% 2025[4]	— [1]	— [1]
Fannie Mae Pool #AH2358 4.00% 2026[4]	1,790	1,850
Fannie Mae Pool #AI4191 4.00% 2026[4]	930	961
Fannie Mae Pool #888204 6.00% 2026[4]	13	14
Fannie Mae Pool #256740 4.50% 2027[4]	46	48
Fannie Mae Pool #257055 6.50% 2027[4]	500	554
Fannie Mae Pool #256993 6.50% 2027[4]	194	215
Fannie Mae Pool #BM4299 3.00% 2030[4]	215,351	219,377
Fannie Mae Pool #735571 8.00% 2031[4]	277	305
Fannie Mae Pool #AS8610 3.00% 2032[4]	351	356
Fannie Mae Pool #BJ7193 3.00% 2033[4]	1,094	1,112
Fannie Mae Pool #MA3283 3.00% 2033[4]	961	975
Fannie Mae Pool #BJ5302 3.00% 2033[4]	947	962
Fannie Mae Pool #CA1442 3.00% 2033[4]	934	949
Fannie Mae Pool #BJ4573 3.00% 2033[4]	863	876
Fannie Mae Pool #BK5472 3.00% 2033[4]	780	792
Fannie Mae Pool #MA3339 3.00% 2033[4]	593	602
Fannie Mae Pool #MA3437 3.00% 2033[4]	538	546
Fannie Mae Pool #BK5466 3.00% 2033[4]	406	412
Fannie Mae Pool #BK0857 3.00% 2033[4]	352	357
Fannie Mae Pool #BJ4685 3.00% 2033[4]	300	305
Fannie Mae Pool #BN3184 3.00% 2033[4]	94	95
Fannie Mae Pool #BJ0673 3.00% 2033[4]	86	88
Fannie Mae Pool #BJ5519 3.00% 2033[4]	68	69
Fannie Mae Pool #BJ6963 3.00% 2033[4]	32	32
Fannie Mae Pool #BK4390 3.00% 2033[4]	31	31
Fannie Mae Pool #BN3975 3.00% 2034[4]	2,402	2,439
Fannie Mae Pool #MA3631 3.00% 2034[4]	2,164	2,197
Fannie Mae Pool #MA3609 3.00% 2034[4]	1,615	1,640
Fannie Mae Pool #BN9162 3.00% 2034[4]	308	312
U.S. Government Securities Fund — Page 3 of 13

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BK9093 3.00% 2034[4]	$ 104	$ 105
Fannie Mae Pool #BN7542 3.00% 2034[4]	48	49
Fannie Mae Pool #BN3172 4.00% 2034[4]	61	63
Fannie Mae Pool #BN1085 4.00% 2034[4]	36	37
Fannie Mae Pool #MA2787 4.00% 2036[4]	17,716	18,519
Fannie Mae Pool #MA2588 4.00% 2036[4]	11,534	12,135
Fannie Mae Pool #MA2717 4.00% 2036[4]	8,867	9,269
Fannie Mae Pool #MA2746 4.00% 2036[4]	3,834	4,008
Fannie Mae Pool #MA2819 4.00% 2036[4]	1,052	1,100
Fannie Mae Pool #MA2856 4.00% 2036[4]	27	29
Fannie Mae Pool #AI1862 5.00% 2041[4]	1,384	1,511
Fannie Mae Pool #AI3510 5.00% 2041[4]	916	1,001
Fannie Mae Pool #AJ0704 5.00% 2041[4]	729	797
Fannie Mae Pool #AJ5391 5.00% 2041[4]	481	520
Fannie Mae Pool #AY3880 4.00% 2045[4]	347	360
Fannie Mae Pool #MA2833 3.00% 2046[4]	20,797	20,987
Fannie Mae Pool #BC7237 4.00% 2046[4]	4,258	4,420
Fannie Mae Pool #BC3465 4.00% 2046[4]	25	26
Fannie Mae Pool #CA0770 3.50% 2047[4]	22,275	22,785
Fannie Mae Pool #BJ1934 3.50% 2047[4]	8,218	8,405
Fannie Mae Pool #BD2440 3.50% 2047[4]	1,390	1,422
Fannie Mae Pool #MA3149 4.00% 2047[4]	61,223	63,501
Fannie Mae Pool #MA3211 4.00% 2047[4]	27,715	28,747
Fannie Mae Pool #MA3183 4.00% 2047[4]	21,339	22,134
Fannie Mae Pool #AS8966 4.00% 2047[4]	76	79
Fannie Mae Pool #BJ2013 4.00% 2047[4]	71	73
Fannie Mae Pool #BJ8118 3.50% 2048[4]	367	375
Fannie Mae Pool #BM2007 4.00% 2048[4]	60,624	62,732
Fannie Mae Pool #BK0920 4.00% 2048[4]	29,745	30,831
Fannie Mae Pool #MA3384 4.00% 2048[4]	29,562	30,631
Fannie Mae Pool #BJ0639 4.00% 2048[4]	24,647	25,559
Fannie Mae Pool #BJ9256 4.00% 2048[4]	13,143	13,624
Fannie Mae Pool #MA3467 4.00% 2048[4]	12,721	13,132
Fannie Mae Pool #BN4046 4.00% 2048[4]	5,729	5,936
Fannie Mae Pool #BJ9930 4.00% 2048[4]	5,625	5,833
Fannie Mae Pool #BN4048 4.00% 2048[4]	4,918	5,095
Fannie Mae Pool #BK7608 4.00% 2048[4]	4,794	4,968
Fannie Mae Pool #BK8893 4.00% 2048[4]	4,732	4,891
Fannie Mae Pool #BK4718 4.00% 2048[4]	4,312	4,470
Fannie Mae Pool #BK8819 4.00% 2048[4]	3,000	3,100
Fannie Mae Pool #BK9597 4.00% 2048[4]	2,961	3,069
Fannie Mae Pool #BK7274 4.00% 2048[4]	2,427	2,516
Fannie Mae Pool #MA3443 4.00% 2048[4]	1,520	1,575
Fannie Mae Pool #BK0915 4.00% 2048[4]	1,013	1,050
Fannie Mae Pool #BK7083 4.00% 2048[4]	1,000	1,036
Fannie Mae Pool #BK5346 4.00% 2048[4]	1,000	1,034
Fannie Mae Pool #BK5282 4.00% 2048[4]	1,000	1,034
Fannie Mae Pool #MA3536 4.00% 2048[4]	1,000	1,032
Fannie Mae Pool #BJ6169 4.00% 2048[4]	950	985
Fannie Mae Pool #BK4740 4.00% 2048[4]	516	535
Fannie Mae Pool #BJ4342 4.00% 2048[4]	286	297
Fannie Mae Pool #BJ9252 4.00% 2048[4]	208	216
Fannie Mae Pool #BK6971 4.00% 2048[4]	150	155
Fannie Mae Pool #CA1709 4.50% 2048[4]	167,595	175,849
U.S. Government Securities Fund — Page 4 of 13

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA2057 4.50% 2048[4]	$91,926	$96,444
Fannie Mae Pool #CA1563 4.50% 2048[4]	56,700	59,495
Fannie Mae Pool #MA3468 4.50% 2048[4]	17,112	17,944
Fannie Mae Pool #CA3099 4.50% 2048[4]	2,029	2,126
Fannie Mae Pool #MA3496 4.50% 2048[4]	1,702	1,778
Fannie Mae Pool #BN0638 4.50% 2048[4]	1,193	1,251
Fannie Mae Pool #BN1172 4.50% 2048[4]	1,134	1,188
Fannie Mae Pool #BN2000 4.50% 2048[4]	915	956
Fannie Mae Pool #CA1389 4.50% 2048[4]	886	930
Fannie Mae Pool #BJ8318 4.50% 2048[4]	781	819
Fannie Mae Pool #BN0877 4.50% 2048[4]	559	584
Fannie Mae Pool #BN3309 4.50% 2048[4]	406	424
Fannie Mae Pool #MA3444 4.50% 2048[4]	147	154
Fannie Mae Pool #CA1574 5.00% 2048[4]	22,025	23,266
Fannie Mae Pool #MA3637 3.50% 2049[4]	8,759	8,941
Fannie Mae Pool #BN7823 3.50% 2049[4]	382	391
Fannie Mae Pool #BN7830 3.50% 2049[4]	108	111
Fannie Mae Pool #MA3563 4.00% 2049[4]	22,136	22,908
Fannie Mae Pool #MA3592 4.00% 2049[4]	8,779	9,080
Fannie Mae Pool #MA3639 4.50% 2049[4]	54,015	56,427
Fannie Mae Pool #MA3593 4.50% 2049[4]	43,857	45,856
Fannie Mae Pool #CA2963 4.50% 2049[4]	7,702	8,046
Fannie Mae Pool #BJ7731 4.50% 2049[4]	946	990
Fannie Mae Pool #CA3228 4.50% 2049[4]	741	774
Fannie Mae Pool #MA3616 4.50% 2049[4]	320	335
Fannie Mae, Series 2001-4, Class NA, 9.047% 2025[4,6]	5	5
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[4]	198	212
Fannie Mae, Series 2001-20, Class E, 9.517% 2031[4,6]	1	1
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 2.71% 2036[4,6]	604	602
Fannie Mae, Series 1999-T2, Class A1, 7.50% 2039[4,6]	189	205
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[4]	3,379	3,418
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[4]	3,056	3,106
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.215% 2023[4,6]	3,230	3,329
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.469% 2024[4,6]	6,240	6,538
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036[4]	784	696
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[4]	450	396
Freddie Mac 10.00% 2025[4]	5	5
Freddie Mac 4.00% 2036[4]	177	185
Freddie Mac 5.00% 2041[4]	3,089	3,376
Freddie Mac 3.00% 2043[4]	18,906	19,108
Freddie Mac 3.00% 2046[4]	8,373	8,468
Freddie Mac 3.50% 2046[4]	5,048	5,215
Freddie Mac 3.50% 2047[4]	29,245	29,939
Freddie Mac 3.50% 2047[4]	22,735	23,291
Freddie Mac 3.50% 2047[4]	22,485	23,015
Freddie Mac 3.50% 2047[4]	13,768	14,096
Freddie Mac 3.50% 2047[4]	5,121	5,243
Freddie Mac 3.50% 2048[4]	12,118	12,491
Freddie Mac 4.00% 2048[4]	47,183	48,757
Freddie Mac 4.00% 2048[4]	26,674	27,548
Freddie Mac 4.00% 2048[4]	17,787	18,450
Freddie Mac 4.00% 2048[4]	5,705	5,917
Freddie Mac 4.00% 2048[4]	3,092	3,208
Freddie Mac 4.00% 2048[4]	947	978
U.S. Government Securities Fund — Page 5 of 13

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 2048[4]	$ 906	$ 936
Freddie Mac 4.00% 2048[4]	485	503
Freddie Mac 4.00% 2048[4]	476	494
Freddie Mac Pool #G18655 3.00% 2032[4]	13,309	13,523
Freddie Mac Pool #1H1354 4.622% 2036[4,6]	271	286
Freddie Mac Pool #760014 3.33% 2045[4,6]	4,118	4,181
Freddie Mac Pool #V84817 3.50% 2047[4]	155	158
Freddie Mac Pool #V84872 3.50% 2048[4]	922	943
Freddie Mac Pool #Q59000 4.00% 2048[4]	30,488	31,627
Freddie Mac Pool #V85471 3.50% 2049[4]	25,678	26,228
Freddie Mac Pool #V85284 3.50% 2049[4]	3,151	3,223
Freddie Mac, Series 2289, Class NB, 9.00% 2022[4,6]	2	2
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.84% 2023[4,6]	5	5
Freddie Mac, Series 3156, Class PF, (1-month USD-LIBOR + 0.25%) 2.69% 2036[4,6]	1,105	1,101
Freddie Mac, Series KGRP, Class A, Multi Family, (1-month USD-LIBOR + 0.38%) 2.861% 2020[4,6]	134	134
Freddie Mac, Series K013, Class A1, Multi Family, 2.902% 2020[4]	454	454
Freddie Mac, Series K010, Class A1, Multi Family, 3.32% 2020[4]	12	12
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[4]	1,261	1,270
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[4]	3,185	3,203
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[4]	1,200	1,246
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[4,6]	20,965	22,076
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[4]	930	818
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[4]	399	349
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	330	306
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[4]	36,955	37,280
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[4]	35,169	35,014
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[4,6]	33,697	33,929
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[4,6]	8,765	8,868
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[4]	118,108	120,065
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[4]	6,904	7,036
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 2057[4]	3,074	3,125
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[4]	10,040	10,359
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[4]	149,888	155,925
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[4]	22,545	23,392
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[4,7]	15,461	16,076
Government National Mortgage Assn. 10.00% 2019[4]	— [1]	— [1]
Government National Mortgage Assn. 10.00% 2021[4]	4	4
Government National Mortgage Assn. 6.50% 2029[4]	280	310
Government National Mortgage Assn. 6.50% 2032[4]	469	522
Government National Mortgage Assn. 6.50% 2037[4]	224	256
Government National Mortgage Assn. 5.50% 2038[4]	194	210
Government National Mortgage Assn. 5.50% 2038[4]	29	30
Government National Mortgage Assn. 6.00% 2038[4]	317	353
Government National Mortgage Assn. 6.50% 2038[4]	240	252
Government National Mortgage Assn. 6.50% 2038[4]	197	209
Government National Mortgage Assn. 6.50% 2038[4]	130	136
Government National Mortgage Assn. 6.50% 2038[4]	47	47
Government National Mortgage Assn. 4.00% 2039[4]	453	471
Government National Mortgage Assn. 4.00% 2039[4]	45	47
Government National Mortgage Assn. 5.00% 2039[4]	854	925
Government National Mortgage Assn. 6.00% 2039[4]	1,622	1,777
Government National Mortgage Assn. 6.50% 2039[4]	652	737
Government National Mortgage Assn. 4.50% 2040[4]	732	777
Government National Mortgage Assn. 5.00% 2040[4]	147	153
U.S. Government Securities Fund — Page 6 of 13

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 5.00% 2040[4]	$ 118	$ 123
Government National Mortgage Assn. 5.50% 2040[4]	2,707	2,888
Government National Mortgage Assn. 3.50% 2041[4]	587	595
Government National Mortgage Assn. 4.00% 2041[4]	222	223
Government National Mortgage Assn. 4.50% 2041[4]	9,620	10,038
Government National Mortgage Assn. 5.00% 2041[4]	4,930	5,159
Government National Mortgage Assn. 5.00% 2041[4]	52	55
Government National Mortgage Assn. 5.50% 2041[4]	219	225
Government National Mortgage Assn. 5.50% 2041[4]	73	75
Government National Mortgage Assn. 5.50% 2041[4]	40	41
Government National Mortgage Assn. 6.50% 2041[4]	1,070	1,195
Government National Mortgage Assn. 3.50% 2042[4]	519	533
Government National Mortgage Assn. 4.00% 2042[4]	2,474	2,536
Government National Mortgage Assn. 4.00% 2042[4]	1,390	1,425
Government National Mortgage Assn. 3.50% 2043[4]	2,982	3,065
Government National Mortgage Assn. 4.00% 2048[4]	66,212	68,638
Government National Mortgage Assn. 5.00% 2048[4]	64,187	67,338
Government National Mortgage Assn. 5.00% 2048[4]	57,877	60,636
Government National Mortgage Assn. 3.50% 2049[4,5]	33,300	34,229
Government National Mortgage Assn. 4.00% 2049[4,5]	113,272	117,166
Government National Mortgage Assn. 4.50% 2049[4,5]	390,644	406,269
Government National Mortgage Assn. 4.50% 2049[4]	44,764	46,692
Government National Mortgage Assn. 4.50% 2049[4]	27,924	29,133
Government National Mortgage Assn. 4.50% 2049[4]	5,954	6,213
Government National Mortgage Assn. 5.00% 2049[4]	37,983	39,894
Government National Mortgage Assn. 5.00% 2049[4]	32,054	33,592
Government National Mortgage Assn. 5.00% 2049[4]	28,823	30,263
Government National Mortgage Assn. 5.00% 2049[4,5]	14,802	15,470
Government National Mortgage Assn. 6.191% 2058[4]	527	555
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[4]	139,174	144,146
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[4]	46,525	48,576
Government National Mortgage Assn. Pool #MA5932 4.50% 2049[4]	3,836	4,009
Government National Mortgage Assn. Pool #MA5933 5.00% 2049[4]	17,310	18,218
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[4]	12,616	13,255
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 2033[4]	593	621
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.347% 2060[4,6]	4,555	4,596
Government National Mortgage Assn., Series 2011-H02, Class BI, interest only, 0.454% 2061[4,6]	2,864	28
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.648% 2062[4,6]	7,944	67
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 2.851% 2020[4,6]	393	394
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 2.917% 2020[4,6]	240	240
Uniform Mortgage-Backed Security 3.50% 2049[4,5]	327,486	334,094
Uniform Mortgage-Backed Security 4.00% 2049[4,5]	23,079	23,820
Uniform Mortgage-Backed Security 4.50% 2049[4,5]	28,175	29,438
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[4]	9,696	9,730
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032[4]	5,405	5,573
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[4]	2,758	2,777
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[4]	1,375	1,401
Total mortgage-backed obligations		3,765,244
U.S. Government Securities Fund — Page 7 of 13

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes 1.70%	Principal amount (000)	Value (000)
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026	$ 1,282	$ 1,299
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	1,221	1,237
Fannie Mae 7.125% 2030	3,000	4,320
Federal Home Loan Bank 3.375% 2023	14,160	14,975
Federal Home Loan Bank 3.25% 2028	50,000	53,876
Federal Home Loan Bank 5.50% 2036	700	964
Private Export Funding Corp. 1.45% 2019	5,250	5,239
Private Export Funding Corp. 2.25% 2020	10,000	9,995
Private Export Funding Corp. 3.55% 2024	11,150	11,902
Small Business Administration, Series 2001-20K, 5.34% 2021	87	89
Small Business Administration, Series 2001-20J, 5.76% 2021	21	21
Small Business Administration, Series 2001-20F, 6.44% 2021	123	126
Small Business Administration, Series 2003-20B, 4.84% 2023	389	401
Tennessee Valley Authority 4.65% 2035	3,930	4,759
Tennessee Valley Authority 5.88% 2036	2,750	3,784
Tennessee Valley Authority, Series A, 3.875% 2021	8,500	8,756
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	4,385
TVA Southaven 3.846% 2033	2,235	2,350
U.S. Agency for International Development, Iraq (State of), 2.149% 2022	13,330	13,346
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 2023	5,000	5,715
U.S. Agency for International Development, Jordan (Kingdom of) 1.945% 2019	31,500	31,527
U.S. Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,200	8,246
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	6,000	6,072
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	2,500	2,596
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	7,000	6,893
U.S. Agency for International Development, Ukraine 1.847% 2020	20,000	19,955
U.S. Agency for International Development, Ukraine 1.471% 2021	11,770	11,583
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.49% 2029	1,453	1,532
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.82% 2032	1,617	1,747
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.938% 2032	1,275	1,387
		239,077
Total bonds, notes & other debt instruments (cost: $12,930,885,000)		13,157,228
Short-term securities 13.71%
ExxonMobil Corp. 2.41% due 6/12/2019	58,900	58,853
Federal Home Loan Bank 2.35%–2.43% due 6/11/2019–8/30/2019	1,271,300	1,267,500
IBM Credit LLC 2.41%–2.42% due 6/10/2019–6/18/2019[8]	65,000	64,934
National Rural Utilities Cooperative Finance Corp. 2.41% due 6/3/2019	25,000	24,995
U.S. Treasury Bills 2.17%–2.47% due 6/11/2019–1/30/2020	451,672	450,205
Wal-Mart Stores, Inc. 2.41% due 6/3/2019[8]	60,000	59,988
Total short-term securities (cost: $1,926,270,000)		1,926,475
Total investment securities 107.34% (cost: $14,857,155,000)		15,083,703
Other assets less liabilities (7.34)%		(1,031,136)
Net assets 100.00%		$14,052,567
U.S. Government Securities Fund — Page 8 of 13

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 5/31/2019[10] (000)	Unrealized appreciation (depreciation) at 5/31/2019 (000)
90 Day Euro Dollar Futures	Long	5,494	March 2020	$ 1,373,500	$ 1,347,609	$ 2,990
90 Day Euro Dollar Futures	Short	9,256	March 2021	(2,314,000)	(2,275,356)	(4,944)
2 Year U.S. Treasury Note Futures	Long	32,117	October 2019	6,423,400	6,894,617	30,109
5 Year U.S. Treasury Note Futures	Long	23,609	October 2019	2,360,900	2,770,922	23,415
10 Year U.S. Treasury Note Futures	Long	10,146	September 2019	1,014,600	1,286,005	16,092
10 Year Ultra U.S. Treasury Note Futures	Short	5,193	September 2019	(519,300)	(709,088)	(14,155)
20 Year U.S. Treasury Bond Futures	Long	204	September 2019	20,400	31,359	463
30 Year Ultra U.S. Treasury Bond Futures	Long	782	September 2019	78,200	137,461	3,291
						$57,261
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 5/31/2019 (000)
2.408%	U.S. EFFR	6/19/2019	$ 8,810,000	$ 103	$ —	$ 103
2.374%	U.S. EFFR	7/31/2019	9,702,800	157	—	157
2.361%	U.S. EFFR	7/31/2019	12,890,000	14	—	14
2.32%	U.S. EFFR	9/18/2019	997,700	110	—	110
2.33875%	U.S. EFFR	9/18/2019	704,500	96	—	96
1.997%	U.S. EFFR	2/13/2020	231,000	(239)	—	(239)
1.989%	U.S. EFFR	2/13/2020	231,000	(252)	—	(252)
3-month USD-LIBOR	2.761%	4/27/2020	350,000	(1,446)	—	(1,446)
3-month USD-LIBOR	2.8025%	8/15/2020	389,465	(2,895)	—	(2,895)
3-month USD-LIBOR	2.806%	8/29/2020	138,800	(1,076)	—	(1,076)
2.48%	U.S. EFFR	12/20/2020	317,425	3,099	—	3,099
2.4825%	U.S. EFFR	12/26/2020	2,800,000	27,976	—	27,976
2.3355%	U.S. EFFR	1/7/2021	196,403	1,558	—	1,558
2.3995%	U.S. EFFR	1/11/2021	108,250	980	—	980
2.4035%	U.S. EFFR	1/11/2021	80,750	736	—	736
2.3755%	U.S. EFFR	2/6/2021	374,000	3,497	—	3,497
2.323%	U.S. EFFR	2/28/2021	52,000	462	—	462
2.37%	U.S. EFFR	3/8/2021	187,000	1,859	—	1,859
2.284%	U.S. EFFR	3/19/2021	56,000	486	—	486
2.1125%	U.S. EFFR	3/28/2021	315,500	1,834	—	1,834
2.103%	U.S. EFFR	3/28/2021	119,000	672	—	672
3-month USD-LIBOR	2.367%	3/28/2021	936,200	(5,732)	—	(5,732)
U.S. EFFR	2.0775%	4/1/2021	76,500	(400)	—	(400)
3-month USD-LIBOR	2.348%	4/1/2021	1,147,000	(6,623)	—	(6,623)
2.197%	U.S. EFFR	4/15/2021	947,000	7,271	—	7,271
2.19875%	U.S. EFFR	5/7/2021	247,400	2,019	—	2,019
2.08125%	U.S. EFFR	5/23/2021	72,500	449	—	449
3-month USD-LIBOR	2.312%	5/23/2021	145,000	(883)	—	(883)
3-month USD-LIBOR	1.217%	9/22/2021	250,000	4,186	—	4,186
3-month USD-LIBOR	1.225%	9/22/2021	250,000	4,141	—	4,141
3-month USD-LIBOR	1.196%	9/27/2021	90,000	1,557	—	1,557
3-month USD-LIBOR	1.9665%	2/2/2022	146,000	(104)	—	(104)
U.S. Government Securities Fund — Page 9 of 13

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 5/31/2019 (000)
3-month USD-LIBOR	2.01215%	2/2/2022	$ 350,000	$ (664)	$ —	$ (664)
2.197%	U.S. EFFR	4/18/2022	373,400	5,345	—	5,345
2.5775%	U.S. EFFR	7/16/2022	694,646	6,929	—	6,929
3-month USD-LIBOR	1.948%	7/28/2022	360,000	(346)	—	(346)
2.80%	3-month USD-LIBOR	9/2/2022	560,000	11,245	—	11,245
2.75%	3-month USD-LIBOR	9/2/2022	560,000	10,709	—	10,709
2.009%	3-month USD-LIBOR	10/4/2022	187,000	574	—	574
2.1045%	3-month USD-LIBOR	10/31/2022	76,000	478	—	478
3-month USD-LIBOR	3.0965%	10/31/2023	174,935	(8,719)	—	(8,719)
3-month USD-LIBOR	3.09009%	10/31/2023	175,945	(8,722)	—	(8,722)
3-month USD-LIBOR	1.495%	11/10/2023	115,000	2,083	—	2,083
U.S. EFFR	2.4325%	12/21/2023	94,000	(3,087)	—	(3,087)
3-month USD-LIBOR	2.0955%	2/10/2024	43,300	(328)	—	(328)
3-month USD-LIBOR	2.0815%	2/10/2024	86,700	(603)	—	(603)
2.21875%	U.S. EFFR	3/14/2024	234,000	5,703	—	5,703
3-month USD-LIBOR	2.3875%	3/17/2024	290,300	(6,136)	—	(6,136)
3-month USD-LIBOR	2.21079%	3/27/2024	193,154	(2,523)	—	(2,523)
3-month USD-LIBOR	2.18075%	3/29/2024	29,100	(340)	—	(340)
3-month USD-LIBOR	2.194%	3/29/2024	29,200	(359)	—	(359)
3-month USD-LIBOR	2.21875%	3/29/2024	30,700	(413)	—	(413)
3-month USD-LIBOR	2.221%	4/1/2024	30,000	(406)	—	(406)
3-month USD-LIBOR	2.27%	12/5/2026	146,000	(2,701)	—	(2,701)
3-month USD-LIBOR	2.24%	12/5/2026	179,000	(2,935)	—	(2,935)
2.91%	3-month USD-LIBOR	2/1/2028	60,800	2,047	—	2,047
2.908%	3-month USD-LIBOR	2/1/2028	60,700	2,038	—	2,038
2.925%	3-month USD-LIBOR	2/1/2028	48,600	1,669	—	1,669
2.92%	3-month USD-LIBOR	2/2/2028	45,900	1,565	—	1,565
U.S. EFFR	2.5065%	3/22/2028	48,300	(2,757)	—	(2,757)
U.S. EFFR	2.535%	3/23/2028	37,200	(2,211)	—	(2,211)
U.S. EFFR	2.471%	3/27/2028	45,200	(2,450)	—	(2,450)
U.S. EFFR	2.4575%	3/29/2028	53,479	(2,841)	—	(2,841)
U.S. EFFR	2.424%	3/30/2028	45,250	(2,279)	—	(2,279)
U.S. EFFR	2.412%	4/5/2028	20,571	(1,017)	—	(1,017)
3-month USD-LIBOR	2.357%	3/27/2029	100,675	(2,409)	—	(2,409)
3-month USD-LIBOR	2.3455%	3/29/2029	26,000	(596)	—	(596)
3-month USD-LIBOR	2.4745%	4/3/2029	32,000	(1,101)	—	(1,101)
U.S. EFFR	2.32625%	4/18/2029	60,500	(2,636)	—	(2,636)
3-month USD-LIBOR	2.512%	5/2/2029	30,000	(1,134)	—	(1,134)
3-month USD-LIBOR	2.97125%	9/2/2030	124,000	(9,278)	—	(9,278)
3-month USD-LIBOR	3.005%	9/2/2030	124,000	(9,651)	—	(9,651)
3-month USD-LIBOR	2.986%	2/1/2038	29,200	(1,094)	—	(1,094)
3-month USD-LIBOR	2.9625%	2/1/2038	36,300	(1,295)	—	(1,295)
3-month USD-LIBOR	2.963%	2/1/2038	36,300	(1,296)	—	(1,296)
3-month USD-LIBOR	2.967%	2/2/2038	28,200	(1,015)	—	(1,015)
3-month USD-LIBOR	3.206%	7/31/2044	22,000	(3,942)	—	(3,942)
3-month USD-LIBOR	3.238%	8/8/2044	28,000	(5,190)	—	(5,190)
3-month USD-LIBOR	2.7045%	1/2/2045	38,500	(3,109)	—	(3,109)
3-month USD-LIBOR	2.58245%	11/5/2045	13,000	(746)	—	(746)
3-month USD-LIBOR	2.6485%	11/16/2045	54,375	(3,862)	—	(3,862)
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	(826)	—	(826)
U.S. Government Securities Fund — Page 10 of 13

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 5/31/2019 (000)
3-month USD-LIBOR	2.59125%	12/16/2045	$ 22,500	$ (1,337)	$ —	$ (1,337)
U.S. EFFR	2.166%	10/23/2047	35,000	(994)	—	(994)
U.S. EFFR	2.172%	11/8/2047	15,000	(446)	—	(446)
U.S. EFFR	2.145%	11/9/2047	47,500	(1,132)	—	(1,132)
U.S. EFFR	2.155%	11/10/2047	26,680	(694)	—	(694)
U.S. EFFR	2.153%	11/10/2047	47,500	(1,214)	—	(1,214)
U.S. EFFR	2.17%	11/13/2047	48,320	(1,414)	—	(1,414)
U.S. EFFR	2.5635%	2/12/2048	81,502	(9,435)	—	(9,435)
2.98%	3-month USD-LIBOR	3/15/2048	5,000	736	—	736
2.9625%	3-month USD-LIBOR	3/15/2048	5,000	717	—	717
U.S. EFFR	2.4615%	3/15/2048	5,000	(468)	—	(468)
U.S. EFFR	2.485%	3/15/2048	5,000	(494)	—	(494)
2.917%	3-month USD-LIBOR	3/16/2048	10,000	1,335	—	1,335
U.S. EFFR	2.425%	3/16/2048	10,000	(856)	—	(856)
U.S. EFFR	2.505%	3/22/2048	16,600	(1,713)	—	(1,713)
U.S. EFFR	2.625%	5/25/2048	69,000	(8,986)	—	(8,986)
U.S. EFFR	2.52%	8/24/2048	16,800	(1,812)	—	(1,812)
3.236%	3-month USD-LIBOR	10/31/2048	40,445	8,357	—	8,357
3.22859%	3-month USD-LIBOR	10/31/2048	40,450	8,292	—	8,292
U.S. EFFR	2.515%	2/26/2049	38,000	(4,100)	—	(4,100)
					$—	$(22,678)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Amount less than one thousand.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $132,115,000, which represented .94% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.
[6]	Coupon rate may change periodically.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $16,076,000, which represented .11% of the net assets of the fund.
[8]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $124,922,000, which represented .89% of the net assets of the fund.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
U.S. Government Securities Fund — Page 11 of 13

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $10,953,626,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $50,403,828,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading.
U.S. Government Securities Fund — Page 12 of 13

unaudited
Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$ —	$ 9,152,907	$ —	$ 9,152,907
Mortgage-backed obligations	—	3,765,244	—	3,765,244
Federal agency bonds & notes	—	239,077	—	239,077
Short-term securities	—	1,926,475	—	1,926,475
Total	$—	$15,083,703	$—	$15,083,703
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 76,360	$ —	$ —	$ 76,360
Unrealized appreciation on interest rate swaps	—	133,084	—	133,084
Liabilities:
Unrealized depreciation on futures contracts	(19,099)	—	—	(19,099)
Unrealized depreciation on interest rate swaps	—	(155,762)	—	(155,762)
Total	$57,261	$ (22,678)	$—	$34,583
*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbol
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
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